INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 44,483,496	R$ 45,607,191
Additions	1,377,382	1,354,787
Write-offs, net	(3,376)	(18)
Net transfers	19,209	102,934
Amortization (Note 24)	(2,545,337)	(2,581,398)
Business combination (Note 1.c.1)	(530)
Balance at end of the period	43,331,904	44,483,496
Cost
INTANGIBLE ASSETS
Balance at beginning of the period	63,860,213
Balance at end of the period	42,279,121	63,860,213
Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(19,376,717)
Balance at end of the period	1,052,783	(19,376,717)
Software
INTANGIBLE ASSETS
Balance at beginning of the period	2,694,521	2,385,723
Additions	276,390	634,528
Write-offs, net	(7,427)	24
Net transfers	701,545	616,336
Amortization (Note 24)	(944,753)	(942,090)
Business combination (Note 1.c.1)	(530)
Balance at end of the period	R$ 2,720,806	2,694,521
Software | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%
Software | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	50.00%
Software | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 14,062,127
Balance at end of the period	15,125,532	14,062,127
Software | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(11,367,606)
Balance at end of the period	(12,404,726)	(11,367,606)
Customer portfolio
INTANGIBLE ASSETS
Balance at beginning of the period	2,561,220	3,154,501
Amortization (Note 24)	(582,357)	(593,281)
Balance at end of the period	R$ 1,978,863	2,561,220
Customer portfolio | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	11.76%
Customer portfolio | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	12.85%
Customer portfolio | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 4,513,278
Balance at end of the period	4,513,278	4,513,278
Customer portfolio | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(1,952,058)
Balance at end of the period	(2,534,415)	(1,952,058)
Trademarks
INTANGIBLE ASSETS
Balance at beginning of the period	1,157,820	1,274,803
Amortization (Note 24)	(84,205)	(116,983)
Balance at end of the period	R$ 1,073,615	1,157,820
Trademarks | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	5.13%
Trademarks | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	66.67%
Trademarks | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 1,658,897
Balance at end of the period	1,658,897	1,658,897
Trademarks | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(501,077)
Balance at end of the period	(585,282)	(501,077)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period	14,897,968	15,635,082
Additions		185,450
Amortization (Note 24)	(928,362)	(922,564)
Balance at end of the period	R$ 13,969,606	14,897,968
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%
Licenses | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 20,237,572
Balance at end of the period	20,237,572	20,237,572
Licenses | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(5,339,604)
Balance at end of the period	(6,267,966)	(5,339,604)
Other intangible assets
INTANGIBLE ASSETS
Balance at beginning of the period	50,702	18,190
Additions	207	19,796
Write-offs, net		(11)
Net transfers	(24,297)	19,207
Amortization (Note 24)	(5,660)	(6,480)
Balance at end of the period	R$ 20,952	50,702
Other intangible assets | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%
Other intangible assets | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%
Other intangible assets | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 267,074
Balance at end of the period	238,201	267,074
Other intangible assets | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(216,372)
Balance at end of the period	(217,249)	(216,372)
Estimated losses for software
INTANGIBLE ASSETS
Balance at beginning of the period	(4,581)
Additions		(4,550)
Write-offs, net	4,051	(31)
Net transfers	31
Balance at end of the period	(499)	(4,581)
Estimated losses for software | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	(4,581)
Balance at end of the period	(499)	(4,581)
Software under development
INTANGIBLE ASSETS
Balance at beginning of the period	63,425	76,471
Additions	1,100,785	519,563
Net transfers	(658,070)	(532,609)
Balance at end of the period	506,140	63,425
Software under development | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	63,425
Balance at end of the period	506,140	63,425
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period	23,062,421	23,062,421
Balance at end of the period	23,062,421	23,062,421
Goodwill | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	23,062,421
Balance at end of the period		R$ 23,062,421
Goodwill | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at end of the period	R$ 23,062,421